Loans from banks and other financial institutions (Narrative) (Details) $ in Thousands, ₪ in Millions	Jul. 06, 2021 USD ($)	Dec. 31, 2023 ILS (₪)	Dec. 31, 2023 USD ($)	Jan. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 22, 2022 USD ($)
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Current portion of non-current borrowings			$ 324,666		$ 165,627
Bank Hapoalim Ltd [Member]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Credit Facility				$ 74,000
Bank Leumi Le Israel Ltd [Member]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Credit Facility						$ 43,000
Israeli Banking Corporations [Member] | Bottom of range [Member]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Percentage of USD interest rate	2.00%
Israeli Banking Corporations [Member] | Top of range [Member]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Percentage of USD interest rate	2.20%
Israeli Banking Corporations [Member] | Bank Hapoalim Ltd [Member]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Credit Facility	$ 250,000
Equity Returned	$ 1,000,000
Percentage net financial debt ratio not exceed	70.00%
Percentage of cumulative limit of breaches	1.25%
Israeli Banking Corporations [Member] | Bank Leumi Le Israel Ltd [Member]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Credit Facility	$ 150,000
Mivtachim And Talmei Bilu [Member]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Credit Facility		₪ 356	$ 98,000